Document and Entity Information (USD $)	12 Months Ended
	Dec. 31, 2012	Mar. 12, 2013	Jun. 29, 2012
Document and Entity Information [Abstract]
Entity Registrant Name	Kennedy-Wilson Holdings, Inc.
Entity Central Index Key	0001408100
Current Fiscal Year End Date	--12-31
Entity Filer Category	Accelerated Filer
Document Type	8-K
Document Period End Date	Dec. 31, 2012
Document Fiscal Year Focus	2012
Document Fiscal Period Focus	FY
Amendment Flag	true
Amendment Description	Kennedy-Wilson Holdings, Inc., a Delaware corporation (the “Company”) is re-issuing the historical financial statements and Management Discussion and Analysis of Financial Condition and Results of Operations included in its Annual Report on Form 10-K for the year ended December 31, 2012, which was originally filed with the Securities and Exchange Commission (the “SEC”) on March 12, 2013 (the “Original Report”) and amended pursuant to Amendment No. 1 to the Original Report, which was filed with the SEC on April 1, 2013 (such amendment, together with the Original Report, the “Amended Original Report”), to reflect a change in the Company’s method of accounting for determining the allocation of cash flows received from unconsolidated real estate joint ventures on its consolidated statement of cash flows from the “cumulative earnings” method to the “look-through” method. Both methods are acceptable methods under generally accepted accounting principles. The change in accounting method affects only the consolidated statements of cash flows for the years ended December 31, 2012 and 2011. The change for the year ended December 31, 2010 was immaterial. See “Note 2-Distribution From Unconsolidated Real Estate Joint Ventures” to the Company’s consolidated financial statements filed as an exhibit to this Current Report on Form 8-K. As a result of the changes discussed above, the Company is updating and restating “Item 7- Management’s Discussion and Analysis of Financial Condition and Results of Operations,” and “Item 8 - Financial Statements and Supplementary Data.” All other information contained in the Amended Original Report has not been updated or modified. Unless specifically noted otherwise, the restated sections of the Amended Original Report filed as exhibits hereto continue to speak as of the date of the Original Report, and the Company has not updated the disclosure contained in such restated sections or the Amended Original Report to reflect events that have occurred since the filing of the Original Report. Accordingly, this Current Report on Form 8-K and the restated sections filed as exhibits hereto should be read in conjunction with the Company’s other filings with the SEC since the filing of the Original Report.
Entity Common Stock, Shares Outstanding		63,772,598
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Public Float			$ 231,047,904